Related party transactions	3 Months Ended
Mar. 31, 2020
Related party transactions
Related party transactions

12. Related party transactions

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current
Andreas Schmid Logistik AG	Supplier	05/01/2017-Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd	Minority shareholder of voxeljet China, Customer	04/11/2016-Current
DSCS Digital Supply Chain Solutions GmbH	Customer	05/11/2017-Current

Transactions with Franz Industriebeteiligungen AG comprise the rental of office space in Augsburg, Germany. Rental expenses amounted to kEUR 1, in each, first quarter 2020 and first quarter 2019.

Further, voxeljet acquired goods amounting to kEUR 0 and kEUR 0 in the first quarter of 2020 and 2019, respectively from ‘Schlosserei und Metallbau Ederer’, which is owned by the brother of Dr. Ingo Ederer, the Chief Executive Officer of voxeljet.

In addition, voxeljet received logistics services amounting to kEUR 11 and kEUR 15 in the first quarter of 2020 and 2019, respectively from ‘Andreas Schmid Logistik’, where the member of our supervisory board Dr. Stefan Söhn serves as the Chief Financial Officer.

Moreover, voxeljet received orders amounting to kEUR 16 and kEUR 37 in the first quarter of 2020 and 2019, respectively from ‘Suzhou Meimai Fast Manufacturing Technology Co., Ltd., which is our minority shareholder for voxeljet China.

Further, voxeljet received orders amounting to kEUR 0 and kEUR 0 in the first quarter 2020 and 2019, respectively from ‘DSCS Digital Supply Chain Solutions GmbH’, which is an associated company where we own 33.3%.

All related party transactions, voxeljet entered into, were made on an arm's length basis.